Property, Plant and Equipment - Additional Information (Detail) (USD $)			2 Months Ended	5 Months Ended	9 Months Ended	8 Months Ended	12 Months Ended		1 Months Ended	2 Months Ended	8 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member] Cost of Sales [Member]	Sep. 30, 2013 Predecessor [Member] Capital Lease Obligations [Member]	Aug. 30, 2013 Predecessor [Member] Capital Lease Obligations [Member]	Dec. 31, 2012 Predecessor [Member] Capital Lease Obligations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 2,800,000	$ 11,700,000	$ 26,400,000	$ 16,100,000	$ 34,800,000	$ 25,900,000
Property, plant and equipment, at cost	398,049,000	395,360,000					604,000,000					4,400,000
Accumulated depreciation	38,166,000	11,735,000					217,730,000					2,400,000
Capital lease payment							4,200,000
Loss on capital lease										(2,100,000)	(1,200,000)
Restructuring charge to accelerated depreciation									11,300,000
Severance benefits paid									$ 200,000